Income Taxes - Income from continuing operations before income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes:
Income before income taxes:	$ 1,871	$ 1,246	$ 685
Current:
Total current tax expense	333	371	268
Deferred tax expense (benefit):
Total deferred tax benefit	(36)	(225)	(18)
Total income tax expense	297	146	250
U.K.
Income before income taxes:
Income before income taxes:	228	(240)	(420)
Current:
Total current tax expense	20	21	1
Deferred tax expense (benefit):
Total deferred tax benefit	35	19	(5)
U.S. federal
Income before income taxes:
Income before income taxes:	(219)	(601)	(765)
Current:
Total current tax expense	22	101	48
Deferred tax expense (benefit):
Total deferred tax benefit	(20)	(165)	12
U.S. state and local
Current:
Total current tax expense	41	35	18
Deferred tax expense (benefit):
Total deferred tax benefit	(27)	(56)	(35)
Other
Income before income taxes:
Income before income taxes:	1,862	2,087	1,870
Current:
Total current tax expense	250	214	201
Deferred tax expense (benefit):
Total deferred tax benefit	$ (24)	$ (23)	$ 10